CERTARCA

NYSE REGULATION

13015221

NYSE Regulation, Inc.
20 Broad Street
New York, New York 10005

131350

May 9, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To Whom It May Concern:

This is to certify that on May 7, 2013 the NYSE MKT LLC (the "Exchange") received from GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

5.00% Series B Cumulative Preferred Shares (Liquidation Preference $25.00 per share)

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Cynthia Melo

Cynthia Melo
Managing Director, Corporate Compliance
NYSE Regulation, Inc.